UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
December 31, 2002

Check here if Amendment  [      ]     Amendment Number:
This Amendment:          [      ]     is a restatement
                    	 [      ]     adds new holdings
				        entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:         28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

/s/David R. Wilmerding, III      Baltimore, Maryland
February 4, 2003


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $111,202

                 FORM 13F INFORMATION TABLE


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                                                    Nevis Capital Management LLC
                                                              FORM 13F
                                                          December 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American Tower                 COM              029912201     8873  2513725 SH       Sole                  2513725
Armor Holdings                 COM              042260109     8102   588350 SH       Sole                   588350
CSG Systems Intl, Inc.         COM              126349109     3677   269398 SH       Sole                   269398
Clarus Corp                    COM              182707109      552    98200 SH       Sole                    98200
Clear Channel                  COM              184502102    17275   463262 SH       Sole                   463262
Connetics                      COM              208192104     3288   273550 SH       Sole                   273550
Crown Cork & Seal              COM              228255105     8865  1115086 SH       Sole                  1115086
Ebenx Inc.                     COM              278668108     1978   415600 SH       Sole                   415600
Gene Logic, Inc.               COM              368689105      786   125000 SH       Sole                   125000
Ionics, Inc.                   COM              462218108     3625   159000 SH       Sole                   159000
Parametric Technology Corp.    COM              699173100     4869  1932290 SH       Sole                  1932290
Primus                         COM              74163Q100      296   704000 SH       Sole                   704000
Providian Financial Corp.      COM              74406A102     9451  1456313 SH       Sole                  1456313
Rational Software              COM              75409p202     6419   617848 SH       Sole                   617848
TMP Worldwide                  COM              872941109     2151   190156 SH       Sole                   190156
Tibco Software                 COM              88632Q103     4016   649815 SH       Sole                   649815
Vicor Corp.                    COM              925815102    10169  1232414 SH       Sole                  1232414
Vitesse                        COM              928497106       25    11500 SH       Sole                    11500
Web MD                         COM              94769M105    11408  1334224 SH       Sole                  1334224
Wind River                     COM              973149107     5376  1311334 SH       Sole                  1311334
REPORT SUMMARY                 20 DATA RECORDS              111202            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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